Equity Incentive Plan	6 Months Ended
Jun. 30, 2024
Equity Incentive Plan [Abstract]
Equity Incentive Plan
12.	Equity Incentive Plan:

As of June 30, 2024, the Company maintains an Equity Incentive Plan (the “Equity Incentive Plan”) under which the Company’s board of directors has made and may make awards of certain securities of the Company or cash to directors, officers and employees (including any prospective director, officer or employee) of the Company and/or its subsidiaries and affiliates and consultants and service providers to (including persons who are employed by or provide services to any entity that is itself a consultant or service provider to) the Company and its subsidiaries and affiliates. Details of the Equity Incentive Plan are discussed in Note 11 to the Company’s consolidated financial statements for the year ended December 31, 2023, included in the 2023 Annual Report.

On May 31, 2024, a total of 760,000 restricted common shares were granted under the Equity Incentive Plan to one of our directors. The fair value of each restricted share was $4.52, based on the latest closing price of the Company’s common shares on the grant date.

The stock based compensation cost for the non-vested shares under the Equity Incentive Plan for the six months ended June 30, 2024 amounted to $2,617,519 and is included in ‘General and administrative expenses’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

A summary of the status of the Company’s non-vested restricted shares as of June 30, 2024, and the movement during the six-month period ended June 30, 2024, is presented below:
	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, December 31, 2023	1,240,000	5.83
Granted	760,000	4.52
Non-vested, June 30, 2024	2,000,000	5.33

No shares vested during the period presented. The remaining unrecognized compensation cost relating to the shares granted amounting to $6,774,183 as of June 30, 2024, is expected to be recognized over the remaining period of three years, according to the contractual terms of those non-vested share awards.